BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Income Statement (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	R$ 70,432	R$ 82,732	R$ 82,415
Operating revenues (cost and other expenses)	(2,042,170)	(2,172,596)	(1,777,425)
Financial income (expenses)	55,514	(83,342)	37,532
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,966	2,852	2,446
Operating revenues (cost and other expenses)	(550,559)	(534,589)	(484,057)
Financial income (expenses)	34,504	(47,413)	6,823
Telefónica Chile
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,966	2,852	2,446
Operating revenues (cost and other expenses)	(4,739)	(3,549)	(2,444)
Financial income (expenses)	32	(11)	26
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	936	1,099	4,534
Financial income (expenses)	1,680	(38)	(775)
Telefonica SA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(546,756)	(532,139)	(486,147)
Financial income (expenses)	32,792	(47,364)	7,572
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	67,466	79,880	79,969
Operating revenues (cost and other expenses)	(1,491,611)	(1,638,007)	(1,293,368)
Financial income (expenses)	21,010	(35,929)	30,709
Telefonica Global Solutions Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	5,975	6,047	11,242
Operating revenues (cost and other expenses)	(76,307)	(87,976)	(95,885)
Financial income (expenses)		(21)
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	4,226	3,204	2,304
Operating revenues (cost and other expenses)	(2,603)	(7,260)	(6,194)
Financial income (expenses)	482	(1,167)	132
Telefónica Innovación Digital
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(235,400)	(222,662)	(209,100)
Financial income (expenses)	9,583	(23,180)	10,724
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(72,935)	(77,779)	(64,435)
Financial income (expenses)	1,054	(5,847)	2,555
Telefónica Global Solutions
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	35,747	41,586	40,095
Operating revenues (cost and other expenses)	(99,341)	(100,807)	(78,611)
Financial income (expenses)	1,109	2,213	(2,547)
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	9,406	9,350	8,257
Operating revenues (cost and other expenses)	(234,803)	(250,233)	(215,062)
Financial income (expenses)	3,616	(9,884)	4,579
Telefonica Cibersegurana e Tecnologia Do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	588	351	817
Operating revenues (cost and other expenses)	(244,920)	(278,898)	(200,290)
T. IoT Big Data Tech ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(132,306)	(121,052)	(114,302)
Financial income (expenses)	4,755	(5,732)	6,307
FiBrasil Infraestrutura e Fibra Otica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	5,470	11,331	8,658
Operating revenues (cost and other expenses)	(285,415)	(385,680)	(215,377)
Financial income (expenses)	9,514	12,727	5,238
Companhia AIX Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	104	45	70
Financial income (expenses)	(9,066)	(2,946)	(5,474)
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	11	12	23
Operating revenues (cost and other expenses)	2,494	1,477	2,966
Financial income (expenses)		699
Other related parties
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	5,939	7,954	8,503
Operating revenues (cost and other expenses)	(110,075)	(107,137)	(97,078)
Financial income (expenses)	R$ (37)	R$ (2,791)	R$ 9,195